Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Other Noncurrent Assets [abstract]
Net defined benefit plan surpluses	$ 170	$ 128
Cash surrender value of life insurance policies	344	334
Deferred commissions	101	105
Other financial assets	243	198
Other non-current assets	71	23
Total other non-current assets	$ 929	$ 788